As filed with the SEC on September 16, 2016 .	Registration No. 333-158637
Registration No. 811-03974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 12

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 164
_____________

PRUCO LIFE OF NEW JERSEY
VARIABLE APPRECIABLE ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
□ on pursuant to paragraph (b) of Rule 485
(date)
■ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)

□ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

NOTE

The Registrant is filing this Post-Effective Amendment No. 12 to Registration Statement No. 333-158637 for the purpose of including in the Registration Statement a Prospectus Supplement.  The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 11, filed with the SEC on April 13, 2016, are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of the Registration Statement.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated November 30, 2016,
to
Prospectuses dated May 1, 2016,
 for
VUL Protector® Variable Universal Life Contracts

This Supplement should be read and retained with the current Prospectus for your Variable Life Insurance Contract. This Supplement is intended to update certain information in the Prospectus for your Variable Life Insurance Contract. If you would like another copy of the current Prospectus, please contact us at (800) 778-2255.

This supplement describes changes to the following four sections of the prospectus: 1) SUMMARY OF CHARGES AND EXPENSES, 2) CHARGES AND EXPENSES, 3) RIDERS, and 4) DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS.  This supplement applies to Contacts with rider form number VL 145 B4-2016.

1) SUMMARY OF CHARGES AND EXPENSES

The BenefitAccess Rider row in Table 2: Periodic Contract and Optional Rider Charges Other Than the Fund’s Operating Expenses is hereby deleted and replaced with the following:

BenefitAccess Rider (BAR)
Minimum and maximum charge per $1,000 of the net amount at risk.
_____________

2% Monthly Benefit Percentage:
Initial BAR COI for a representative Contract Owner: male, age 35, Preferred Best underwriting class, $250,000 Basic Insurance Amount.  (Charge per $1,000 of the net amount at risk.)
_____________

4% Monthly Benefit Percentage:
Initial BAR COI for a representative Contract Owner: male, age 35, Preferred Best underwriting class, $250,000 Basic Insurance Amount.  (Charge per $1,000 of the net amount at risk.)

Monthly	$0.002 to $15.25(1) _____________ $0.004 _____________ $0.0047

2) CHARGES AND EXPENSES

The BenefitAccess Rider bullet in Charges for Optional Rider Coverage is hereby deleted and replaced with the following:

•
BenefitAccess Rider – We deduct a monthly charge for this rider, which provides an acceleration of the Death Benefit in the event the insured is Chronically Ill or Terminally Ill.  The current charge ranges from $0.002 to $15.25 per $1,000 of rider net amount at risk.  The current charge is based on the Basic Insurance Amount, Monthly Benefit Percent, and Contract duration, as well as the insured’s issue age, sex, and underwriting classification.  Benefit Payments made under the Terminal Illness Option of this rider will incur a transaction charge of up to $150.

3) RIDERS

The BenefitAccess Rider section is hereby deleted and replaced with the following:

The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”).  This rider will also provide acceleration of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”).  This rider is only available at Contract issuance and there is a charge for this rider.  You may terminate this rider at anytime.  This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact of Rider Benefits on Contract and Riders.  Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit.  There may be adverse tax consequences in the event you accelerate the Death Benefit.  See Tax Treatment of Contract Benefits – BenefitAccess Rider.

This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage.  For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.

Conditions for Eligibility of Benefit Payments:

Terminal Illness Option

You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;
(b)	You must submit a claim in a form that meets our needs;
(c)	We must receive Written Certification by a Licensed Physician that the insured has a life expectancy of six months or less;
(d)	We must receive authorization from the insured to obtain copies of any relevant medical records we may require;
(e)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract;
(f)	You must send us the Contract if we ask for it; and
(g)	We reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option.

Chronic Illness Option

You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;
(b)	You must submit a claim in a form that meets our needs;
(c)
We must receive Written Certification by a Licensed Health Care Practitioner, prior to the start of every Benefit Year, that the insured is Chronically Ill and not expected to recover during his or her lifetime;

(d)	We must receive authorization from the insured to obtain copies of any relevant medical records that we require;
(e)	You must not have received a Benefit Payment under the Terminal Illness Option; and
(f)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.

We reserve the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured, which may include examination or tests by a Licensed Health Care Practitioner of our choice, while a claim is pending or during a Benefit Period, to ensure that the insured is Chronically Ill.  If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.

Prior to the end of each Benefit Year, we will send you a request for Recertification, which must be completed and returned to us prior to the start of the next Benefit Year to satisfy us that the insured continues to be eligible for Benefit Payment.  You will be notified if you continue to be eligible for Benefit Payments.  If we do not receive Recertification prior to the end of the Benefit Year, any subsequent benefits will be treated as a new claim.

Benefit Payments:

Terminal Illness Option

You have the option to accelerate all or a partial amount of the Death Benefit.  If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and you may only make one additional acceleration, which must be for the full Death Benefit.  The only payment option is a single lump sum Benefit Payment.  The present value will be determined based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s reduced life expectancy; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills at the time the benefit is accelerated, and (b) the maximum statutory adjustable contract loan interest rate at the time the benefit is accelerated.  Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.

If you accelerate a Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end.

If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.  If the policy is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default.  See Contract Lapse.

See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.

Chronic Illness Option

The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit.  The maximum Lifetime Benefit Amount will be determined at the time you make the initial claim.  The Lifetime Benefit Amount will be reduced by any transactions you make that reduce the Death Benefit of the Contract.

You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved.

If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year.  Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year.  An amount that is less than the maximum may extend your payment period.

When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation declared by the Internal Revenue Service and the Lifetime Benefit Amount.  The Maximum Monthly Benefit Payment is equal to the lowest of:

(a)	The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;
(b)	The per diem limitation in effect at the start date of the current Benefit Year times 30; and
(c)	The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.

At the time of application, you may choose a Monthly Benefit Percent of 2% or 4% for the calculation of the Maximum Monthly Benefit Payment.  The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.

If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year.  The payment amount will be discounted prior to any pro-rata adjustment for loan reduction.  The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the current yield on 90-day federal treasury bills, or (2) the current maximum statutory adjustable contract loan interest rate.

When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen.  An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.

If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan.

If the policy is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default (see Contract Lapse).  If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount that will bring the Contract out of default.

See below for an example of accelerated Benefit Payments under the Chronic Illness Option.

When Benefit Payments End:

Chronic Illness Option (only)

Benefit Payments will continue to be made until the earliest of the following dates:  (1) the date we receive in writing notification that you wish to discontinue Benefit Payments; (2) the date the insured no longer meets the eligibility requirements, including Recertification; (3) the date the Lifetime Benefit Amount is exhausted; (4) the date a claim is approved under the Terminal Illness Option; or (5) the date the rider terminates.

If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.

Impact of Rider Benefits on Contract and Riders:

Accelerating the Death Benefit will impact the benefits and values under the Contract and rider as shown below.

Terminal Illness Option

A one-time acceleration of a partial amount of the Death Benefit results in the following:

(1)	A proportionate reduction in the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, No-Lapse Contract Fund, and Contract Debt.
(2)	Premiums or charges to keep the Contract in-force will be recalculated based on the insured’s issue age and the reduced Death Benefit amount.
(3)	If your Contract includes the Rider to Provide Lapse Protection or the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.
(4)	Any Accidental Death Benefit Rider on the Contract will not be affected.
(5)	The monthly charge for this rider will be permanently waived.

Acceleration of the full death benefit results in the following:

(1)	The Contract and all benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider, will end.
(2)	If your Contract includes the Rider for Level Term Insurance Benefit on Dependent Children, it will become paid-up.

Example: Shown below is an example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.
Sex and issue age: Male, 45 Contract Date: 12/20/2016	Underwriting Classification: Preferred Best Claim Date: 12/20/2026
	Contract values as of 12/20/2026 (before acceleration of Death Benefit):	Contract values as of 12/20/2026 (after acceleration of Death Benefit)*:
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
*A six-month discount at an annual rate of 8% has been applied for early payment. A transaction charge of $150 has been deducted following each acceleration.

Chronic Illness Option

Following each Benefit Payment while there is a Death Benefit remaining, benefits and values under the Contract and rider will be impacted as follows:

(1)	The Contract will remain in-force in accordance with Contract terms.
(2)
A proportionate reduction will be made (using the reduction factor below) in the Basic Insurance Amount, Contract Fund, surrender charges, No-Lapse Contract Fund (if applicable), and any outstanding Contract Debt.

(3)	Any Accidental Death Benefit Rider on the Contract will not be affected.
(4)	If the Contract includes the Rider to Provide Lapse Protection or the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.
(5)	While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.
(6)	You may continue to make premium payments but it is not necessary while you are receiving benefits.
(7)	The monthly charge for this rider will be permanently waived following approval of the initial claim.
(8)
While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund and No-Lapse Contract Fund, if applicable, will be waived.  Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates.  Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect.

Reduction factor = 1 − (A / B)
Where:   A = is the gross monthly Chronic Illness Option Benefit Payment, and
B = is the Death Benefit immediately prior to the Benefit Payment.

Example:
Shown below is an example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract.  The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 07/01/2016 Basic Insurance Amount: $500,000	Underwriting Classification: Preferred Best Claim Date: 10/04/2019 Death Benefit Option: Type A (fixed)
Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.

Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the Internal Revenue Service’s (IRS) per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:

(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000; or
(b) Per diem limitation (a maximum allowable amount declared annually by the IRS for chronic illness payments under section 7702B) in effect at the start date of the current benefit year ($340 for 2016) times 30: $340 x 30 = $10,200); or
(c) Initial Daily Benefit Limit (which is the per diem limitation in effect on the Contract Date) compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $340, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 4 of $382.45: $382.45 x 30 = $11,473.50.

The Monthly Benefit Percent, Initial Daily Benefit Limit and the Daily Benefit Limit Compound Rate vary based upon the characteristics of the insured and can be found in the Contract.

The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800

The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 10/04/2019 (before acceleration of Death Benefit):	Contract values as of 10/04/2019 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender Charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734

If the Contract to which the rider is attached has a Type A Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit.  If the Contract to which this rider is attached has a Type B Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit.  Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.

When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option.  You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option.  Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments.  Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.

When the rider is terminated, if Benefit Payments are discontinued, or the Benefit Access Rider claim is not approved, your Contract may still be in-force and Contract value will remain in the Fixed Rate Option.  You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options.  Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the section titled Transfers/Restrictions on Transfers.  You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.

After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children will become paid up and any benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider will end.

Rider Termination:

This rider terminates on the earliest of: when you request that we remove it, the grace period ends if the Contract is in default, full acceleration of the Death Benefit is made due to Terminal Illness, the insured dies, or this rider or Contract ends for any other reason.  When this rider is terminated, or you request that we stop Benefit Payments after a claim has been made, the Contract may still be in-force. The Death Benefit and Contract Fund values will have been reduced as a result of any payments made prior to the date we stop payments or this rider terminates.

4) DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

The definition of Licensed Health Care Practitioner is hereby deleted and replaced with the following:

A physician (as defined in section 1861(r)(1) of the Social Security Act), or any registered nurse, licensed social worker, or other individual whom the United States Secretary of the Treasury may prescribe by regulation. The Licensed Health Care Practitioner must be acting within the scope of his/her license when providing a certification that the insured is Chronically Ill. May not be the insured, the Contract Owner, or a family member of the insured or Contract Owner.

The definition of Licensed Physician is hereby added:

A physician (as defined in section 1861(r)(1) of the Social Security Act).  The Licensed Physician must be acting within the scope of his/her license when providing a certification that the insured is Terminally Ill. May not be the insured, the Contract Owner, or a family member of the insured or Contract Owner.

The definition of Monthly Benefit Percent is hereby deleted and replaced with the following:

A factor used in the calculation of the Maximum Monthly Benefit Payment and the maximum allowable percentage of the Lifetime Benefit Amount that may be paid in a given month under the Chronic Illness Option of the BenefitAccess Rider.

The definition of Recertification is hereby deleted and replaced with the following:

Written and signed documentation completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured continues to be Chronically Ill.  Recertification must be received prior to the start of each Benefit Year following the initial Benefit Year in order to continue receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider.  The Written Certification must also include due proof of the insured’s continued Chronic Illness.

The definition of Severe Cognitive Impairment is hereby deleted and replaced with the following:

A loss or deterioration in intellectual capacity that is (a) comparable to and includes Alzheimer’s disease and similar forms of irreversible dementia, and (b) measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s (i) short-term or long-term memory, (ii) orientation as to people, places, or time, and (iii) deductive or abstract reasoning.

The definition of Substantial Assistance is hereby deleted and replaced with the following:

Hands-on assistance and standby assistance.

1.	Hands-on assistance is the physical assistance of another person without which the individual would be unable to perform the Activity of Daily Living.
2.
Standby assistance is the presence of another person within arm’s reach of the individual that is necessary to prevent, by physical intervention, injury to the individual while performing the Activity of Daily Living.

The definition of Written Certification is hereby deleted and replaced with the following:

For Terminal Illness, a signed statement completed by a licensed physician, at your or the insured’s expense, certifying that the insured is Terminally Ill.  For Chronic Illness, Written Certification means a signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill and is not expected to recover from the Chronic Illness condition.  The Written Certification must also include due proof of the insured’s Terminal Illness or Chronic Illness.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP122
VULP14

PART C:

OTHER INFORMATION

Item 26. EXHIBITS

Exhibit number Description of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Variable Appreciable Account. (Note 4)

(b)	Not Applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company of New Jersey. (Note 4)
(ii)	Selling Agreement used from 11-2008 to current. (Note 5)

(d)	Contracts:
(i)	Variable Universal Life Insurance Contract (VULNLG-2014-NYA). (Note 19)
(ii)	Rider for Insured's Accidental Death Benefit - VL 110B-2000. (Note 4)
(iii)	Rider for Insured's Total Disability Benefit - VL 100 B3-2005NY. (Note 4)
(iv)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B-2005 NY. (Note 4)
(v)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B-2005 NY. (Note 4)
(vi)	Rider for Lapse Protection – NY-PLY 126-2014. (Note 15)
(vii)	Rider for Overloan Protection - PLY 123-2009. (Note 4)
(viii)	Rider for Settlement Options to Provide Acceleration of Death Benefits - ORD 87241-91-NY. (Note 4)
(ix)	Rider to Provide Acceleration of Death Benefit – VL 145 B3-2014. (Note 15)
(x)	Rider to Provide Acceleration of Death Benefit – VL 145 B4-2016. (To be filed by amendment)

(e)	Application:
(i)	Application for Variable Universal Life Insurance Contract. (Note 10)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 4)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended March 11, 1983. (Note 4)
(ii)	Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. (Note 4)
(iii)	Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, October 1, 2012. (Note 19)
By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 4)

(g)	Reinsurance Agreements:.
(i)	Agreement between Pruco Life of New Jersey and Prudential. (Note 3)
(ii)	Amendments (1-15) to the Agreement between Pruco Life of New Jersey and Prudential. (Note 12)
(iii)	Agreement between Pruco Life of New Jersey and Munich American Reassurance. (Note 6)
(iv)	Amendment (2) to the Agreement between Pruco Life of New Jersey and Munich American Reassurance. (Note 10)
(v)	Amendments (3-4) to the Agreement between Pruco Life of New Jersey and Munich American Reinsurance. (Note 14)
(vi)	Agreement between Pruco Life of New Jersey and RGA Reinsurance Company. (Note 7)
(vii)	Amendment (2) to the Agreement between Pruco Life of New Jersey and RGA Reinsurance Company. (Note 10)
(viii)	Amendment (3) to the Agreement between Pruco Life of New Jersey and RGA Reinsurance Company. (Note 12)
(ix)	Agreement between Pruco Life of New Jersey and SCOR Global Life US Re Insurance Company. (Note 8)
(x)	Amendment (2) to the Agreement between Pruco Life of New Jersey and SCOR Global Life US Re Insurance Company. (Note 10)
(xi)	Amendments (3-4) to the Agreement between Pruco Life of New Jersey and SCOR Global Life US Re Insurance Company. (Note 14)
(xii)	Agreement between Pruco Life of New Jersey and ACE Tempest Life Re. (Note 9)
(xiii)	Amendment (2) to the Agreement between Pruco Life of New Jersey and ACE Tempest Life Re. (Note 10)
(xiv)	Agreement between Pruco Life of New Jersey and Scor Global Life Re Insurance Company of Texas. (Note 12)
(xv)	Amendment (1) to the Agreement between Pruco Life of New Jersey and Scor Global Life Re Insurance Company of Texas. (Note 12)
(xvi)	Amendment (2) to the Agreement between Pruco Life of New Jersey and Scor Global Life Re Insurance Company of Texas. (Note 12)
(xvii)	Amendments (3-4) to the Agreement between Pruco Life of New Jersey and Scor Global Life Re Insurance Company of Texas. (Note 14)
(xviii)	Agreement between Pruco Life of New Jersey and ACE Tempest Life Reinsurance Ltd. (Note 12)
(xix)	Amendment (2) to the Agreement between Pruco Life of New Jersey and ACE Tempest Life Reinsurance Ltd. (Note 14)

(h)	Participation Agreements:
(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005. (Note 2)
(ii)	Amendment (1) to the Participation Agreement between Pruco Life of New Jersey and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005. (Note 13)
(iii)	Participation Agreement between Pruco Life of New Jersey and Northern Lights. (Note 11)
(iv)	Amendment (1) to the Participation Agreement between Pruco Life of New Jersey and Northern Lights. (Note 12)
(v)	Amendment (2) to the Participation Agreement between Pruco Life of New Jersey and Northern Lights. (Note 13)
(vi)	Participation Agreement between Pruco Life of New Jersey and Dreyfus (Note 16)
(vii)	Sixth amendment to the Participation Agreement between Pruco Life of New Jersey and Dreyfus (Note 18)
(viii)	Participation Agreement between Pruco Life of New Jersey and Franklin (Note 17)
(ix)	Amendment # 3 to the Participation Agreement between Pruco Life of New Jersey and Franklin (Note 17)
(x)	Amendment # 4 to the Participation Agreement between Pruco Life of New Jersey and Franklin (Note 17)
(xi)	Participation Agreement between Pruco Life of New Jersey and JPMorgan (Note 16)
(xii)	Fund/SERV Supplement to the Fund Participation Agreement between Pruco Life of New Jersey and JPMorgan (Note 18)
(xiii)	Participation Agreement between Pruco Life of New Jersey and MFS (Note 16)
(xiv)	Amendment #3 to the Participation Agreement between Pruco Life of New Jersey and MFS (Note 16)
(xv)	Amendment #4 to the Participation Agreement between Pruco Life of New Jersey and MFS (Note 17)
(xvi)	Participation Agreement between Pruco Life of New Jersey and Neuberger Berman (Note 16)
(xvii)	Amendment No. 1 to the Participation Agreement between Pruco Life of New Jersey and Neuberger Berman (Note 18)
(xviii)	Participation Agreement between Pruco Life of New Jersey and AIM Funds. (Note 20)
(xix)	Amendment to the Participation Agreement between Pruco Life of New Jersey and AIM Funds. (Note 20)
(xx)	Amendment to the Participation Agreement between Pruco Life of New Jersey and Invesco (formerly AIM Funds). (Note 20)
(xxi)	Amendment to the Participation Agreement between Pruco Life of New Jersey and Invesco. (Note 20)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 10)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 13)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 19)

(j)	Not Applicable.

(k)	Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered. (To be filed by amendment)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (To be filed by amendment)
(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Yanela C. Frias, Bernard J. Jacob, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company of New Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 21)

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6, Registration No. 333-112809, filed August 15, 2005 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6, Registration No. 333-117796, filed April 17, 2007 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 4)	Incorporated by reference to Form N-6 to this Registration Statement, filed April 17, 2009 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 5)	Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed December 3, 2009 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6, Registration No. 333-112809, filed April 19, 2005 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6, Registration No. 333-112809, filed April 12, 2007 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6, Registration No. 333-112809, filed April 21, 2009 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6, Registration No. 333-112809, filed April 14, 2010 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed April 15, 2011 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed April 23, 2012 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 5 to this Registration Statement, filed April 12, 2013 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed February 6, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 11, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 22, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6, Registration No. 333-112809, filed April 18, 2008, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6, Registration No. 333-112809, filed June 28, 2013, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6, Registration No. 333-112809, filed June 27, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 10, 2015, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6, Registration No. 333-205093, filed September 10, 2015, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 13, 2016, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Item 27. Directors and Major Officers of Pruco Life of New Jersey

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations, are shown below. The Principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.

DIRECTORS OF PRUCO LIFE OF NEW JERSEY

JOHN CHIEFFO – Vice President and Director

LORI D. FOUCHÉ - Chief Executive Officer, President, and Director

YANELA C. FRIAS - Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

BERNARD J. JACOB - Director

RICHARD F. LAMBERT - Director

KENT D. SLUYTER – Senior Vice President and Director

KENNETH Y. TANJI -Treasurer and Director

OFFICERS WHO ARE NOT DIRECTORS

THERESA M. DZIEDZIC - Senior Vice President, Chief Actuary and Appointed Actuary

WILLIAM J. EVERS - Vice President and Corporate Counsel

JAMES M. O’CONNOR - Senior Vice President and Actuary

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN - Vice President and Corporate Counsel

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life.  Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 29. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

New Jersey, being the state of organization of Pruco Life of New Jersey, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations.  The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated.  The text of Pruco Life of New Jersey’s By-law, Article V, which relates to indemnification of officers and directors, was filed on April 17, 2009 as exhibit Item 26. (f)(iii) to Form N-6 of this Registration Statement on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly-owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Contract.  Pruco Securities, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.)  Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

Pruco Life Variable Universal Account
Pruco Life Variable Appreciable Account
Pruco Life of New Jersey Variable Appreciable Account
The Prudential Variable Appreciable Account
Pruco Life PRUvider Variable Appreciable Account
Pruco Life Variable Insurance Account
Pruco Life of New Jersey Variable Insurance Account
Union Security Insurance Company - Variable Account C

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so.  The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b)
MANAGERS AND OFFICERS OF PRUCO SECURITIES, LLC

Name and Principal Business Address -------------------------------------------------------	Position and Office with Pruco Securities ------------------------------------------------------------
Kent D. Sluyter (Note 1)	Chairman of the Board, Manager
Kevin M. Brayton (Note 6)	Vice President, Manager
Caroline A. Feeney (Note1)	Manager
Lori D. Fouché (Note 2)	Manager
John G. Gordon (Note 1)	President, Manager, Chief Operating Officer
Mark A. Hug (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 4)	Vice President, Manager
Stuart S. Parker (Note 7)	Manager
Richard W. Kinville (Note 2)	Vice President, Anti-Money Laundering Officer
David S. Campen (Note 3)	Assistant Controller
Michael J. McQuade (Note 3)	Assistant Controller
Robert P. Smit (Note 3)	Assistant Controller
Robert A. Szuhany (Note 3)	Assistant Controller
Mary E. Yourth (Note 3)	Assistant Controller
Maggie Palen (Note 2)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
Michael J. Korinko (Note 7)	Assistant Secretary
Jordan K. Thomsen (Note 1)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Adam Scaramella (Note 1)	Chief Legal Officer, Vice President, Assistant Secretary
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Michele E. Talafha (Note 8)	Assistant Vice President
John D. McGovern (Note 1)	Vice President, Chief Compliance Officer
Steven Weinreb (Note 3)	Vice President, Controller, Chief Financial Officer
Conway Lee (Note 1)	Secretary
Jason R. Chupak (Note 2)	Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Milton T. Landes (Note 2)	Vice President
John F. Keenan (Note 6)	Vice President
Peter C. Gayle (Note 5)	Vice President

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 1 Mill Ridge Lane, Chester, NJ 07930
(Note 5) 200 Wood Avenue South, Iselin, NJ 08830
(Note 6) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 7) 655 Broad Street, Newark, NJ 07102
(Note 8) 2 Gateway Center, Newark, NJ 07102

(c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts.  However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives.  Pruco Securities retained compensation of $2,464,259 in 2015, $2,359,868 in 2014, and $2,192,800 in 2013.  Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $97,551,382, which represents Pruco Securities' total 2015 Variable Life Distribution Revenue.  The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$49,285,188	$-0-	$48,266,194	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements.  In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The Depositor, Pruco Life Insurance Company of New Jersey, is located at 213 Washington Street, Newark, New Jersey 07102.

The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable.

Item 33. Representation of Reasonableness of Fees

Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Pruco Life of New Jersey Variable Appreciable Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 16th day of September, 2016.

(Seal)
Pruco Life of New Jersey Variable Appreciable Account
(Registrant)

By: Pruco Life Insurance Company of New Jersey
(Depositor)

By: /s/ Jordan K. Thomsen Jordan K. Thomsen Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 16th day of September, 2016.

Signature and Title

/s/ *
John Chieffo
Vice President and Director

/s/ *
Lori D. Fouché
President, Chief Executive Officer, and Director

/s/ *
Yanela C. Frias
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Bernard J. Jacob
Director

/s/ *
Richard F. Lambert
Director

/s/ *
Kent D. Sluyter
Director

/s/ *
Kenneth Y. Tanji
Treasurer and Director
*By: /s/ Jordan K. Thomsen Jordan K. Thomsen (Attorney-in-Fact)

EXHIBIT INDEX

Item 26.

(n) Other Opinions: (ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Yanela C. Frias, Bernard J. Jacob, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji.	C-